Other operating income	12 Months Ended
Mar. 31, 2026
Disclosure of Other Operating Income [Abstract]
Other operating income
26.
Other operating income

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Income from sale of emission reduction certificates	580	424	963	10
Others	49	26	35	0
Total	629	450	998	11